Employee Benefit Plans - Summary of Warrant Activity (Details) - Warrants - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Beginning Balance	261,681	261,681	261,681	261,681
Number of Shares, Granted	0	0	0	0
Number of Shares, Exercised	(261,681)	0	0	0
Number of Shares Forfeited	0	0	0	0
Number of Shares, Ending Balance	0	261,681	261,681	261,681
Weighted-Average Grant Date Fair Value Per Share, Beginning Balance	$ 3.00	$ 3.00	$ 3.00	$ 3.00
Weighted-Average Grant Date Fair Value Per Share, Granted	0	0
Weighted-Average Grant Date Fair Value Per Share, Exercised	3.00	0
Weighted-Average Grant Date Fair Value Per Share, Forfeited	0	0
Weighted-Average Grant Date Fair Value Per Share, Ending Balance	$ 0	$ 3.00	$ 3.00	$ 3.00